Short-term bank loans and other debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Sep. 15, 2014
Short-term Debt [Line Items]
Short-term bank loans and other debt	$ 293,449,741		$ 23,290,525
Properties under development securing short term debt	18,858,604		0
Land use right securing short-term bank loan	88,404,169		0
Properties held for lease securing short term debt	0		17,641,221
Short-term loans weighted average interest rate	7.62%		7.20%
Restricted cash	368,874,458		250,097,761
Restricted deposit	69,357,738		11,514,048
Beijing Wanzhong [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Short-term Debt [Line Items]
Stated rate					12.00%
Percentage of Equity Directly Attributable to the Group	75.00%
Secured Debt [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	73,541,428
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0		23,290,525
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due February 21, 2014, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	0	[1]	23,290,525	[1]
Maturity date	Feb. 21, 2014
Stated rate	7.20%
Loan from China Fortune International Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	40,856,349		0
Loan from China Fortune International Trust Co., Ltd [Member] | Loan from China Fortune International Trust Co., Ltd Due February 25, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	40,856,349		0
Maturity date	Feb. 25, 2015
Stated rate	11.00%
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	24,513,809		0
Loan from ICBC Credit Suisse Investment Management Co., Ltd. [Member] | Loan from ICBC Credit Suisse Investment Management Co., Ltd. Due April 3, 2015, at 11% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	24,513,809		0
Maturity date	Apr. 03, 2015
Stated rate	11.00%
Loan from Bridge Trust Co., Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	32,685,079		0
Loan from Bridge Trust Co., Ltd [Member] | Loan from Bridge Trust Co., Ltd Due June 24, 2015, at 12.5% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	32,685,079		0
Maturity date	Jun. 24, 2015
Stated rate	12.50%
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	65,370,159		0
Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. [Member] | Loan from Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd., Due August 12, 2015, at 12% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	65,370,159	[2]	0	[2]
Maturity date	Aug. 12, 2015
Stated rate	12.00%
Land use right securing short-term bank loan	108,269,685
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	35,324,345		0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 24, 2015, at 2.80% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	14,971,245	[3]	0	[3]
Maturity date	Feb. 24, 2015
Stated rate	2.80%
Restricted deposit	15,808,139		0
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due February 25, 2015, at 2.60% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	20,353,100	[3]	0	[3]
Maturity date	Feb. 25, 2015
Stated rate	2.60%
Restricted deposit	21,511,848		0
Loan from Bank of China Tokyo Branch [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	65,000,000		0
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch, Due May 17, 2015, at 2% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	65,000,000	[4]	0	[4]
Maturity date	May 17, 2015
Stated rate	2.00%
Restricted deposit	69,357,738		0
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	29,700,000		0
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due February 17, 2015, at 2.1% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	20,000,000	[5]	0	[5]
Maturity date	Feb. 17, 2015
Stated rate	2.10%
Restricted deposit	21,572,152		0
Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited, Due March 2, 2015, at 2% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	9,700,000	[5]	0	[5]
Maturity date	Mar. 02, 2015
Stated rate	2.00%
Restricted deposit	$ 10,098,019		$ 0

[1]	This loan was paid in full during 2014 at its maturity date.
[2]	Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on November 12, 2014, which was designated as the lender by Lianxin, the non-controlling shareholder of Changsha Wanzhuo, this other short-term debt is secured by the Group's 75% equity interest in Changsha Wanzhuo and the Group's land use rights with net book value of US$108,269,685.
[3]	Pursuant to the loan contract with The Bank of East Asia, these two loans from The Bank of East Asia, amounting to US$15.0 million and US$20.4 million, respectively, are denominated in US$ and are secured by the deposits of US$15,808,139 (December 31, 2013: nil) and US$21,511,848 (December 31, 2013: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2014.
[4]	Pursuant to the loan contract with Bank of China Tokyo Branch , this short-term loan amounting to US$65.0 million, is denominated in US$ and is secured by the deposit of US$69,357,738 (December 31, 2013: nil). This deposit is classified as restricted deposit on the consolidated balance sheets as December 31, 2014.
[5]	Pursuant to the loan contract with ICBC (Asia), these two loans from ICBC (Asia), amounting to US$20.0 million and US$9.7 million, respectively, are denominated in US$ and are secured by the deposits of US$21,572,152 (December 31, 2013: nil) and US$10,098,019 (December 31, 2013: nil), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2014.